SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

and STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ALTERNATIVE FUNDS

Wells Fargo Alternative Strategies Fund

(the “Fund”)

Effective immediately, Joseph Bishop and Brian Zied of Pine River Capital Management L.P. (“Pine River”) are added as Portfolio Managers for the Fund. Biographical descriptions for Mr. Bishop and Mr. Zied are included among the Portfolio Manager biographies listed for the Fund as follows:

“Mr. Bishop joined Pine River in 2013, where he currently serves as a Portfolio Manager of the Technology, Media and Telecom (TMT) Equity Long/Short strategy. Prior to joining Pine River, Mr. Bishop was a Portfolio Manager at Citadel Investment Group.”

“Mr. Zied joined Pine River in 2015, where he currently serves as a Portfolio Manager of the Consumer Equity long/Short strategy. Prior to joining Pine River, Mr. Zied was a Founder, CEO and Portfolio Manager of Charter Bridge Capital Management. ”

The Management of Other Accounts and Beneficial Ownership in the Fund’s tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information are amended to add the following information:

Joseph Bishop[1]	Registered Investment Companies
	Number of Accounts	4
	Total Assets Managed	$100.38M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$172.45M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$133.65M
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Bishop became portfolio manager of the Fund in August 2016. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Brian Zied[1]	Registered Investment Companies
	Number of Accounts	4
	Total Assets Managed	$100.38M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$92.07
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$53.27M
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Zied became portfolio manager of the Fund in August 2016. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Joseph Bishop	Alternative Strategies Fund	$0
Brian Zied	Alternative Strategies Fund	$0

Effective immediately, all references to James Clark and Lucy DeStefano in the Fund’s prospectuses, summary prospectuses and Statement of Additional Information are hereby removed.

August 18, 2016                                                                                                                      ALIT086/P704SP